Restricted cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a reconciliation of cash, cash equivalents and restricted cash as of June 30, 2020, December 31, 2019 and June 30, 2019:

	June 30, 2020	December 31, 2019	June 30, 2019
Cash and cash equivalents	$2,382,655	$1,121,396	$782,884
Restricted cash	260,466	178,951	187,401
Total cash, cash equivalents and restricted cash	$2,643,121	$1,300,347	$970,285

Schedule of restricted cash and cash equivalents
The following is a reconciliation of cash, cash equivalents and restricted cash as of June 30, 2020, December 31, 2019 and June 30, 2019:

	June 30, 2020	December 31, 2019	June 30, 2019
Cash and cash equivalents	$2,382,655	$1,121,396	$782,884
Restricted cash	260,466	178,951	187,401
Total cash, cash equivalents and restricted cash	$2,643,121	$1,300,347	$970,285